AXA Equitable Life Insurance Company

Supplement dated January 7, 2020 to the Structured Capital Strategies® PLUS Guard Prospectus dated May 1, 2019

This Supplement modifies certain information in the above-referenced Prospectus (the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center at 877-899-3743.

The purpose of this Supplement is to provide you with information regarding adding the iShares® MSCI EAFE ETF for Step Up Segments.

Adding the iShares® MSCI EAFE ETF for Step Up Segments:

Effective January 7, 2020, we are adding the iShares® MSCI EAFE ETF for Step Up Segments. The iShares® MSCI EAFE ETF is also currently available for other Segment Types and is described in the prospectus.

The following chart lists the current Step Up Segment Types:

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index	1 year	-10%	2%
Russell 2000® Price Return Index	1 year	-10%	2%
iShares® MSCI EAFE ETF	1 year	-10%	2%

Please also note the following changes to the Prospectus:

The following hereby amends the corresponding sections in “Incorporation of certain documents by reference”:

Our Annual Report on Form 10-K for the period ended December 31, 2018, our Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2019, June 30, 2019 and September 30, 2019, and our current reports on Form 8-K dated January 3, 2019 are considered to be part of this Prospectus because they are incorporated by reference.

Form No. IM-33-19 (1.20)	Catalog No. 160775 (1.20)
SCS PLUS Guard - new biz/in force New Segments	(#127155)